Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Organization and Description of Business
Proterra Inc (“Proterra” or the “Company") is a leading developer and producer of zero-emission electric vehicle and EV technology solutions for commercial application. Proterra designs, develops, manufactures, and sells electric transit buses as an original equipment manufacturer for North American public transit agencies, airports, universities, and other commercial transit fleets. It also designs, develops, manufactures, sells, and integrates proprietary battery systems and electrification solutions for global commercial vehicle manufacturers. Additionally, Proterra provides fleet-scale, high-power charging solutions for its customers. Proterra is headquartered in Burlingame, California, and has manufacturing and product development facilities in Burlingame and City of Industry, California, and Greenville and Greer, South Carolina.
Proterra Operating Company, Inc. (“Proterra OpCo” and formerly known as Proterra Inc prior to the consummation of the Business Combination (“Legacy Proterra”)) was originally formed in June 2004 as a Colorado limited liability company and converted to a Delaware corporation in February 2010. On June 14, 2021, Legacy Proterra consummated the transactions contemplated by the Merger Agreement, by and among ArcLight Clean Transition Corp. (“ArcLight”), (and, after the Domestication, Proterra), Phoenix Merger Sub, and Legacy Proterra, whereby Phoenix Merger Sub merged with and into Legacy Proterra, and Legacy Proterra being the surviving corporation and a wholly owned subsidiary of Proterra. Legacy Proterra changed its name to “Proterra Operating Company, Inc.” and continues as a Delaware Corporation. Unless otherwise specified or unless the context otherwise requires, references in these notes to the “Company,” “we,” “us,” or “our” refer to Legacy Proterra prior to the Business Combination and to Proterra following the Business Combination.
The Company has incurred net losses and negative cash flows from operations since inception. As of March 31, 2023, the Company has an accumulated deficit of $1.3 billion, and cash and cash equivalents and short-term investments of $296.2 million. The Company has funded operations primarily through a combination of equity and debt financing.
There was no outstanding balance under the Senior Credit Facility as of March 31, 2023. There was an aggregate of $20.1 million of letters of credit outstanding under the Senior Credit Facility as of March 31, 2023. As of March 31, 2023, the outstanding balance of the Convertible Notes Facility was $172.9 million inclusive of PIK interest of $19.4 million. As of March 31, 2023, the Company had $296.2 million of cash and cash equivalents and short-term investments.
The audit report included in the Annual Report on Form 10-K (the “2022 Financials”) contained a going concern qualification, which is an event of default under both the Senior Credit Facility and the Convertible Notes Facility. On March 14, 2023, the Company obtained a limited advance waiver from the holders of the Convertible Notes with respect to the Going Concern Covenant until March 31, 2023. On March 31, 2023, the Company received a waiver for the Senior Credit Facility to consent to the delivery of the 2022 Financials with a going concern qualification and waived the cross default of the corresponding covenant under the Convertible Notes Facility in connection with the 2022 Financials. As a result, the Company was in compliance with the covenants contained in the Senior Credit Facility and Convertible Notes Facility as of March 31, 2023.
On March 31, 2023, the Company also entered into an amendment to the Convertible Notes Facility, which provides a waiver of the Minimum Liquidity Covenant (as defined below) through May 31, 2024, requiring a minimum Liquidity (as defined in the Note Purchase Agreement) of $125.0 million as of the last day of each quarter from March 31, 2023 through and including May 31, 2024, and a waiver of the requirement that the financial statements delivered by the Company be certified by the Company’s auditor without qualification (or similar notation) as to going concern for the Company’s consolidated financial statements for fiscal years 2022 and 2023. After May 31, 2024, the Convertible Notes Facility requires the Company to maintain Liquidity at each quarter end (“Minimum Liquidity Covenant”) of not less than the greater of (i) $75.0 million and (ii) four times of Cash Burn (as defined in the Note Purchase Agreement) for the three-month period then ended. See Note 4, Debt, for details of the Convertible Notes Facility.
The amendment to the Convertible Notes Facility is considered an extinguishment of the existing debt, and the issuance of new debt upon the effectiveness of the amendment to the Convertible Notes Facility on March 31, 2023. The extinguishment and issuance of new debt in connection with the Convertible Notes Facility resulted in a $177.9 million loss on debt extinguishment recorded in the Company’s condensed consolidated statements of operations. The embedded features in the Convertible Notes were bifurcated and accounted for as a derivative liability separately from the host debt instrument. As of March 31, 2023, the fair value of derivative liability of $135.7 million was recorded as debt discount on the Company’s condensed consolidated balance sheets, which will be amortized during the term of the Convertible Notes to interest expense using the effective-interest method.
Under ASC Subtopic 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about the Company’s ability to meet our future obligations as they become due within one year of the financial statements being issued in this Quarterly Report on Form 10-Q.
The Company’s potential inability to maintain the Liquidity requirement under the Convertible Notes Facility and any resulting potential events of default under the Convertible Notes Facility and the Senior Credit Facility when coupled with the following conditions: the Company’s available cash resources, recurring losses and cash outflows from operations, an expectation of continuing operating losses and cash outflows from operations for the foreseeable future, and the need to raise additional capital to finance future operations, causes substantial doubt about the Company’s ability to continue as a going concern to exist.
The Company is currently executing on various strategies designed to improve liquidity and cash generated from operations. The Company is undertaking expense reduction and cash savings initiatives that include streamlining facilities, initiating working capital initiatives, and reducing overall selling, general and administrative expenses that include a workforce reduction announced in January 2023, and the planned closure of the City of Industry facility by December 31, 2023 to improve operational efficiency. The Company is exploring potential options for raising additional funds through potential alternatives, which may include, among other things, the issuance of equity, equity-linked, and/or debt securities, debt financings or other capital sources and/or strategic transactions. However, we have not yet secured additional financing and may not be successful in securing additional financing or executing a transaction on a timely basis, on acceptable terms or at all.
These financial statements have been prepared by management in accordance with GAAP and this basis assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not include any adjustments that may result from the outcome of this uncertainty.
Basis of Presentation
The unaudited condensed consolidated financial statements and accompanying notes have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2022 and the related notes incorporated by reference in the Company’s Annual Report (the “Annual Report”) on Form 10-K, filed with SEC on March 17, 2023 and amended on May 1, 2023, which provides a more complete discussion of the Company’s accounting policies and certain other information. The information as of December 31, 2022 and 2021 was derived from the Company’s audited financial statements. The condensed consolidated financial statements were prepared on the same basis as the audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair presentation of the Company’s financial position as of March 31, 2023 and the results of operations and cash flows for the three months ended March 31, 2023 and 2022. The results of operations for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.
Use of Estimates
In preparing the condensed consolidated financial statements and related disclosures in conformity with U.S. GAAP and pursuant to the rules and regulations of the SEC, the Company must make estimates and judgments that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results may differ materially from these estimates.
Significant Accounting Policies
There have been no changes to the Company’s significant accounting policies described in the Annual Report, except for the accounting policies related to the Convertible Notes and derivative liabilities described in Note 4, Debt, that have had a material impact on the Company’s condensed consolidated financial statements and related notes.
Segments
The Company operates in the United States and has sales to the European Union, Canada, United Kingdom, Australia, Japan and Türkiye. Revenue disaggregated by geography, based on the addresses of the Company’s customers, consists of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
United States	$65,424	$51,967
Rest of World	14,105	6,614
	$79,529	$58,581
The Company’s chief operating decision maker is its Chief Executive Officer (CEO) who reviews financial information presented on a consolidated basis for purposes of making decision on allocating resources and assessing financial performance. Accordingly, the Company has determined that it has a single reportable segment.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company determines the allowance for credit losses based on historical write-off experience, an analysis of the aging of outstanding receivables, customer payment patterns and expectations of changes in macroeconomic conditions that may affect the collectability of outstanding receivables. The allowance for credit losses was not material as of March 31, 2023 and December 31, 2022.
Credit Risk and Concentration
The Company’s financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, short-term investments, and accounts receivable. Cash and cash equivalents and short-term investments are maintained primarily at one financial institution as of March 31, 2023, and deposits exceed federally insured limits. Risks associated with cash and cash equivalents, and short-term investments are mitigated by banking with creditworthy financial institutions. The Company has not experienced any losses on its deposits of cash and cash equivalents or its short-term investments.
Cash equivalents and short-term investments consist of short-term money market funds, corporate debt securities, and debt securities issued by the U.S. Treasury, which are deposited with reputable financial institutions. The Company’s cash management and investment policy limits investment instruments to securities with short-term credit ratings at the timing of purchase of P-2 and A-2 or better from Moody’s Investors Service and Standard & Poor’s Financial Services, LLC, respectively, with the objective to preserve capital and to maintain liquidity until the funds can be used in business operations.
Accounts receivable are typically unsecured and are generally derived from revenue earned from transit agencies, universities and airports in North America and global commercial vehicle manufacturers in North
America, the European Union, the United Kingdom, Australia, Japan and Türkiye. The Company periodically evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary.
Given the large order value for customers and the relatively low number of customers, revenue and accounts receivable have typically been concentrated with a limited number of customers.

	Revenue		Accounts Receivable
	Three Months Ended March 31,		March 31,	December 31,
	2023	2022	2023	2022
Number of customers accounted for 10% or more	3	2	4	2
Total % for customers accounted for 10% or more	34%	40%	49%	48%
Single source suppliers provide the Company with a number of components that are required for manufacturing of its current products. For example, we sole source our composite bus bodies from TPI Composites Inc. In other instances, although there may be multiple suppliers available, many of the components are purchased from one single source. If these single source suppliers fail to meet the Company’s requirements on a timely basis at competitive prices or are unable to provide components for any reason, the Company could suffer manufacturing delays, a possible loss of revenue, or incur higher cost of sales, any of which could adversely impact the Company’s operating results.
Impairment of Long-Lived Assets
The Company evaluates the recoverability of property, plant, and equipment and right-of-use assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value.
In addition to the recoverability assessment, the Company periodically reviews the remaining estimated useful lives of property, plant, and equipment. If the estimated useful life assumption for any asset is reduced, the remaining net book value is depreciated over the revised estimated useful life.
The Company reviews long-lived assets for impairment at the lowest level for which separate cash flows can be identified. No impairment charge was recognized in the three months ended March 31, 2023 and 2022, respectively.
Deferred Revenue
Deferred revenue consists of billings or payments received in advance of revenue recognition that are recognized as revenue once the revenue recognition criteria are met. In some instances, progress billings are issued upon meeting certain milestones stated in the contracts. Accordingly, the deferred revenue balance does not represent the total contract value of non-cancelable arrangements. Invoices are typically due within 30 to 40 days.
The changes in deferred revenue consisted of the following (in thousands):

Deferred revenue as of December 31, 2022	$67,398
Revenue recognized from beginning balance during the three months ended March 31, 2023	(6,815)
Deferred revenue added during the three months ended March 31, 2023	24,812
Deferred revenue as of March 31, 2023	$85,395
The current portion of deferred revenue represents the amount that is expected to be recognized as revenue within one year from the balance sheet date.
Revenue Recognition
The Company derives revenue primarily from the sale of vehicles and charging systems, the installation of charging systems, the sale of battery systems and powertrain components to other vehicle manufacturers, as well as the sale of spare parts and other services provided to customers. Product revenue consists of revenue earned from vehicles and charging systems, battery systems and powertrain components, installation of charging systems, and revenue from leased vehicles, charging systems, and batteries under operating leases. Leasing revenue recognized over time was approximately $0.3 million and $0.3 million in the three months ended March 31, 2023 and 2022, respectively. Parts and other service revenue includes revenue earned from spare parts, the design and development of battery systems and powertrain systems for other vehicle manufacturers, and extended warranties.
The Company recognizes revenue when or as it satisfies a performance obligation by transferring control of a product or service to a customer. Revenue from product sales is recognized when control of the underlying performance obligations is transferred to the customer. Revenue from sales of vehicles is typically recognized upon delivery when the Company can objectively demonstrate that the criteria specified in the contractual acceptance provisions are achieved prior to delivery. In cases, where the Company cannot objectively demonstrate that the criteria specified in the contractual acceptance provisions have been achieved prior delivery, revenue is recognized upon acceptance by the customer. Revenue from sales of charging systems is recognized at a point in time, generally upon delivery or commissioning when control of the underlying performance obligations are transferred to the customer. Under certain contract arrangements, the control of the performance obligations related to the charging systems is transferred over time, and the associated revenue is recognized over the installation period using an input measure based on costs incurred to date relative to total estimated costs to completion. Spare parts revenue is recognized upon shipment. Extended warranty revenue is recognized over the life of the extended warranty using the time elapsed method. Development service contracts typically include the delivery of prototype products to customers. The performance obligation associated with the development of prototype products as well as battery systems and powertrain components to other vehicle manufacturers, is satisfied at a point in time, typically upon shipping.
Revenue derived from performance obligations satisfied over time from charging systems and installation was $1.2 million and $2.1 million for the three months ended March 31, 2023 and 2022, respectively. Extended warranty revenue was $0.6 million and $0.4 million for the three months ended March 31, 2023 and 2022, respectively.
As of March 31, 2023 and December 31, 2022, the contract assets balance was $13.0 million and $26.1 million, respectively, and are recorded in the prepaid expenses and other current assets on the consolidated balance sheets. The contract assets are expected to be billed within the next twelve months.
As of March 31, 2023, the amount of remaining performance obligations that have not been recognized as revenue was $472.9 million, of which 68% were expected to be recognized as revenue over the next 12 months and the remainder thereafter. This amount excludes the value of remaining performance obligations for contracts with an original expected length of one year or less.
Our business has the following commercial offerings each addressing a critical component of commercial vehicle electrification.
•Proterra Transit designs, develops, manufactures, and sells electric transit buses as an original equipment manufacturer (“OEM”) for North American public transit agencies, airports, universities, and other commercial transit fleets.
•Proterra Powered & Energy includes Proterra Powered, which designs, develops, manufactures, sells, and integrates proprietary battery systems and electrification solutions into vehicles for global commercial vehicle OEMs, and Proterra Energy, which offers turnkey fleet-scale, high-power charging solutions and software services, ranging from fleet and energy management software-as-a-service, to fleet planning, hardware, infrastructure, installation, utility engagement, and charging optimization.
Revenue of these commercial offerings are as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Proterra Transit	$44,862	$35,381
Proterra Powered & Energy	34,667	23,200
Total	$79,529	$58,581
Product Warranties
Warranty expense is recorded as a component of cost of goods sold. Accrued warranty activity consisted of the following (in thousands):

Three Months Ended March 31, 2023
Warranty reserve - beginning of period	$25,513
Warranty costs incurred	(868)
Net changes in liability for pre-existing warranties, including expirations	—
Provision for warranty	3,604
Warranty reserve - end of period	$28,249
There have been no recent accounting pronouncements, changes in accounting pronouncements or recently adopted accounting guidance during the three months ended March 31, 2023 that are of significance or potential significance to the Company.
Summary of Significant Accounting Policies
Organization and Description of Business
Proterra Inc (“Proterra” or the “Company"), formerly known as ArcLight Clean Transition Corp. (“ArcLight”), is a leading developer and producer of zero-emission electric vehicle and EV technology solutions for commercial application. Proterra designs, develops, manufactures, and sells electric transit buses as an original equipment manufacturer for North American public transit agencies, airports, universities, and other commercial transit fleets. It also designs, develops, manufactures, sells, and integrates proprietary battery systems and electrification solutions for global commercial vehicle manufacturers. Additionally, Proterra provides fleet-scale, high-power charging solutions for its customers.
Legacy Proterra (as defined below) was originally formed in June 2004 as a Colorado limited liability company and converted to a Delaware corporation in February 2010. Proterra is headquartered in Burlingame, California, and also has manufacturing and product development facilities in Burlingame and City of Industry, California, and Greenville and Greer, South Carolina.
On June 11, 2021, ArcLight filed a notice of deregistration with the Cayman Islands Registrar of Companies, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which ArcLight was domesticated and continued as a Delaware corporation. On June 14, 2021 (the “Closing Date”), ArcLight consummated a merger with Phoenix Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of ArcLight (“Phoenix Merger Sub”), and Proterra Inc, a Delaware corporation (“Legacy Proterra”), with Legacy Proterra surviving as the surviving company and as a wholly-owned subsidiary of ArcLight (the “Merger” and, collectively with the other transactions described in the Agreement and Plan of Merger (the “Merger Agreement”), the “Business Combination”). In connection with the Business Combination, Legacy Proterra changed its name to “Proterra Operating Company, Inc.” and ArcLight changed its name to “Proterra Inc”.
The Merger was accounted for as a reverse merger and a recapitalization with Legacy Proterra being the accounting acquirer. Accordingly, all historical financial information presented in the consolidated financial statements of Proterra represents the accounts of Legacy Proterra and its wholly owned subsidiaries as if Legacy Proterra is the predecessor to Proterra. The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio established in the Merger (0.8925 shares of Legacy Proterra common stock for 1 share of Proterra common stock) (the “Exchange Ratio”). Unless otherwise specified or unless the context otherwise requires, references in these notes to the “Company,” “we,” “us,” or “our” refer to Legacy Proterra prior to the Business Combination and to Proterra following the Business Combination.
Prior to the closing of the Business Combination (the “Closing”), ArcLight’s Class A ordinary shares and public warrants were listed on the Nasdaq Capital Market under the symbols “ACTC” and “ACTCW,” respectively. Proterra’s common stock is currently listed on the Nasdaq Global Select Market under the symbol “PTRA”. See Note 3, “Reverse Recapitalization” for further details of the Merger. The Company’s public warrants were previously listed on the Nasdaq Global Select Market under the symbol “PTRAW.” On October 29, 2021, the Company redeemed its remaining outstanding public warrants at a redemption price of $0.10 per public warrant. See Note 10, Warrants, for further details.
The Company has incurred net losses and negative cash flows from operations since inception. As of December 31, 2022, the Company has an accumulated deficit of $1.1 billion, and cash and cash equivalents and short-term investments of $298.1 million. The Company has funded operations primarily through a combination of equity and debt financing. There was no outstanding balance under the Senior Credit Facility as of December 31, 2022. There was an aggregate of $17.6 million of letters of credit outstanding as of December 31, 2022. As of December 31, 2022, the outstanding balance of the Convertible Notes was $170.8 million inclusive of PIK interest of $17.3 million.
Under ASC Subtopic 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), we have the responsibility to evaluate whether conditions and/or events raise substantial doubt about our ability to meet our future financial obligations as they become due within one year of the financial statements being issued.
Pursuant to the terms of the purchase agreement governing the Convertible Notes, we are required to maintain Liquidity (as defined therein) as of the last day of each quarter of not less than the greater of (a) $75.0 million and (b) an amount equal to the product of multiplying (i) the amount of Cash Burn (as defined therein) from operations for the three-month period ending on the end of such month by (ii) four (the “Minimum Liquidity Covenant”).
As of December 31, 2022, we did not have Liquidity in an amount equal to clause (b) above as of such date. As a result, we obtained a waiver of the Minimum Liquidity Covenant for the quarter ended December 31, 2022. Without such waiver, we would have been in default of the Convertible Notes, which would have resulted in a cross-default under the Senior Credit Facility. However, we have not obtained a waiver of the Minimum Liquidity Covenant for any future periods, and, as a result of anticipated operating cash outflows from operation, capital investment at our Powered 1 battery factory, and incremental cash payments for the Workforce Restructuring (discussed in Note 15, Subsequent Events), we may not meet the Minimum Liquidity Covenant as of March 31, 2023.
In addition, our inability to deliver audited financial statements certified by our independent registered public accounting firm without qualification (or similar notation) as to going concern is an event of default under the Convertible Notes and the Senior Credit Facility.
We obtained a prospective limited waiver under the Convertible Notes,which will expire on March 31, 2023, with respect to our obligations under the Convertible Notes to deliver audited financial statements certified by our independent registered public accounting firm without qualification (or similar notation) as to going concern, and a cross-default under the Convertible Notes with respect to the Senior Secured Credit Facility, resulting from the substantially similar covenant thereunder. If we are unable to obtain a further waiver under the Convertible Notes beyond March 31, 2023, then there would be an event of default under the Convertible Notes for failure to deliver audited financial statements certified by our independent registered public accounting firm without qualification (or similar notation), which would be a cross-default under the Senior Credit Facility, unless waived. An event of default under the Convertible Notes would permit the holders of the Convertible Notes to cause all of the outstanding indebtedness under the Convertible Notes to become immediately due and payable.
In addition, we have not obtained a waiver with respect to the corresponding covenant under the Senior Credit Facility as of the date hereof and we are therefore in default of such covenant as of the issuance of these financial statements and related audit report. Unless waived, the default under the Senior Credit Facility resulting from the issuance of these financial statements and related audit report containing a going concern qualification (and potential cross-default under the Convertible Notes if we are unable to obtain a waiver thereunder beyond March 31, 2023), permits the Lenders under the Senior Credit Facility to terminate all commitments to extend credit under the Senior Credit Facility and cause all of the outstanding indebtedness under the Senior Credit Facility to become immediately due and payable.
In addition, if we are unable to comply with or obtain a waiver for the Minimum Liquidity Covenant for the quarter ended March 31, 2023 or a future period, there would be an event of default under the Convertible Notes and a cross-default under the Senior Credit Facility for such period, which would permit (i) the holders of the Convertible Notes to cause all of the outstanding indebtedness under the Convertible Notes to become immediately due and payable and (ii) the Lenders under the Senior Credit Facility to terminate all commitments to extend credit under the Senior Credit Facility and cause all of the outstanding indebtedness under the Senior Credit Facility to become immediately due and payable.
If the Convertible Notes and amounts outstanding under the Senior Credit Facility were to become immediately due and payable in the event of such a default, this would have an immediate adverse effect on our ability to meet our working capital needs and our business and operating results. There is no assurance that we will be able to obtain any future waivers under the Convertible Notes or the Senior Credit Facility. We would need to take further action to raise additional funds in the capital markets or otherwise to fund our obligations under the Convertible Notes in addition to our other obligations over the period, and we would not be able to draw upon the Senior Credit Facility.If we do not have sufficient funds or we are unable to arrange for additional financing to repay outstanding debt, the lenders under the Senior Credit Facility and holders of the Convertible Notes could seek to enforce their security interests in the collateral securing the indebtedness under the Senior Credit Facility and the Convertible Notes, which are secured substantially by all our assets including intellectual property and other restricted property.
Our potential inability to maintain the Liquidity requirement under the Convertible Notes and the current and potential events of default under the Convertible Notes and the Senior Credit Facility when coupled with the following conditions: our available cash resources, recurring losses and cash outflows from operations, an expectation of continuing operating losses and cash outflows from operations for the foreseeable future, and the need to raise additional capital to finance our future operations, causes substantial doubt about our ability to continue as a going concern to exist.
We are currently executing on various strategies to improve available cash balances, liquidity and cash generated from operations that include a workforce reduction across the Company announced in January 2023, and our plan to windup operations at the City of Industry facility by the end of the third quarter of 2023 to improve operational efficiency. We expect to seek additional funds through potential securities financings, debt financings or other capital sources or strategic transactions. In addition, we may seek to obtain a waiver or amendment of our existing debt agreements. However, we may not be successful in securing additional financing on acceptable terms or at all, or in obtaining a waiver or amendment to our existing debt agreements. Furthermore, high volatility and uncertainty in the capital markets resulting from the COVID-19 pandemic and macroeconomic conditions, including rising inflation rates and interest rates, and recent and potential future disruptions in access to bank deposits or lending commitments due to bank failures, has had, and could continue to have, a negative impact on the price of our common stock and could adversely impact our ability to raise additional funds. If sufficient funds are not available, we will have to delay, reduce the scope of, or eliminate some of our business activities, including related operating expenses, which would adversely affect our business prospects and our ability to continue our operations and would have a negative impact on our financial condition and ability to pursue our business strategies.
These financial statements have been prepared by management in accordance with GAAP and this basis assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not include any adjustments that may result from the outcome of this uncertainty.
Basis of Presentation
The consolidated financial statements and accompanying notes have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.
The Company has not experienced any significant impact to estimates or assumptions as a result of the COVID-19 pandemic. However, the Company’s financial results have been impacted by ongoing constraints and inefficiencies in production largely driven by shortages of component parts and shipment delays, and workforce absences due to illness or quarantines during the pandemic experienced by the Company or its suppliers. While the COVID-19 pandemic has not had a material adverse impact on the Company’s financial condition and results of operations to date, the related global supply chain interruption, macroeconomic and geopolitical conditions on the Company’s future operational and financial performance will depend on certain developments, including the impact on the Company’s customers and the effect on the Company’s suppliers, all of which are uncertain and cannot be predicted.
Segments
The Company operates in the United States and has sales to the European Union, Canada, United Kingdom, Australia, Japan and Türkiye. Revenue disaggregated by geography, based on the addresses of the Company’s customers, consists of the following (in thousands):

	Year Ended December 31,
	2022	2021	2020
United States	$265,049	$227,091	$141,073
Rest of World	44,315	15,769	55,870
Total	$309,364	$242,860	$196,943
The Company’s chief operating decision maker is its Chief Executive Officer (CEO) who reviews financial information presented on a consolidated basis for purposes of making decision on allocating resources and assessing financial performance. Accordingly, the Company has determined that it has a single reportable segment.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. U.S. GAAP requires the Company to make estimates and judgments in several areas including, but not limited to, those related to revenue recognition, collectability of accounts receivable, valuation of inventories, valuation of Convertible Notes (See Note 4), warranty liability, contingent liabilities, stock-based compensation expense, useful lives of property, plant, and equipment, recoverability of assets, residual value of leased assets, and the valuation of deferred tax assets. These estimates are based on historical facts and various other assumptions that the Company believes are reasonable. Actual results could differ materially from those estimates.
Foreign Currency Transactions
The U.S. dollar is the Company’s functional currency. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are remeasured to the U.S. dollar at period end, and transaction gains and losses are recorded in other expense (income), net in the statements of operations. Net gains or losses resulting from foreign exchange transactions was not material for the years ended December 31, 2022 and 2021. The net losses resulting from foreign exchange transactions were $1.1 million for the year ended December 31, 2020.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company determines the allowance for credit losses based on historical write-off experience, an analysis of the aging of outstanding receivables, customer payment patterns and expectations of changes in macroeconomic conditions that may affect the collectability of outstanding receivables. The allowance for credit losses was not material as of December 31, 2022 and 2021.
Short-Term Investments
The Company’s primary objectives for investment activities are to preserve principal, provide liquidity, and maximize income without significantly increasing risk. The Company’s short-term investments were primarily comprised of U.S. Treasury and corporate debt securities, and classified as available-for-sale at the time of purchase because it is intended that these investments are available for current operations.
Investments are reported at fair value and are subject to periodic impairment review. Unrealized gains and losses related to changes in the fair value of these securities are recognized in accumulated other comprehensive loss. The ultimate value realized on these securities is subject to market price volatility until they are sold. Realized gains or losses from short-term investments are recorded in other expense (income), net.
As of December 31, 2022 and 2021, short-term investments were $224.4 million and $491.0 million, respectively.
Restricted Cash
The Company maintains certain cash amounts restricted as to withdrawal or use. The restricted cash is primarily collateral for performance bonds issued to certain customers. The collateral is provided in the form of a cash deposit to either support the bond directly or to collateralize a letter of credit that supports the performance bonds. The restricted cash was $12.6 million as of December 31, 2022 and 2021.
Credit Risk and Concentration
The Company’s financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, short-term investments, and accounts receivable. Cash and cash equivalents and short-term investments are maintained primarily at one financial institution as of December 31, 2022, and deposits exceed federally insured limits. Risks associated with cash and cash equivalents, and short-term investments are mitigated by banking with creditworthy financial institutions. The Company has not experienced any losses on its deposits of cash and cash equivalents or its short-term investments.
Cash equivalents and short-term investments consist of short-term money market funds, corporate debt securities, and debt securities issued by the U.S. Treasury, which are deposited with reputable financial institutions. The Company’s cash management and investment policy limits investment instruments to securities with short-term credit ratings at the time of purchase of P-2 and A-2 or better from Moody’s Investors Service and Standard & Poor’s Financial Services, LLC, respectively, with the objective to preserve capital and to maintain liquidity until the funds can be used in business operations.
Accounts receivable are typically unsecured and are generally derived from revenue earned from transit agencies, universities and airports in North America and global commercial vehicle manufacturers in North America, the European Union, the United Kingdom, Australia, Japan, and Türkiye. The Company periodically evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary.
Given the large order value for customers and the relatively low number of customers, revenue and accounts receivable have typically been concentrated with a limited number of customers.

	Revenue			Accounts Receivable
	Year Ended December 31,			December 31,
	2022	2021	2020	2022	2021
Number of customers accounted for 10% or more	2	—	1	2	1
Total % for customers accounted for 10% or more	32%	—%	21%	48%	18%
Single source suppliers provide the Company with a number of components that are required for manufacturing of its current products. For example, we sole source our composite bus bodies from TPI Composites Inc. In other instances, although there may be multiple suppliers available, many of the components are purchased from one single source. If these single source suppliers fail to meet the Company’s requirements on a timely basis at competitive prices or are unable to provide components for any reason, the Company could suffer manufacturing delays, a possible loss of revenue, or incur higher cost of sales, any of which could adversely impact the Company’s operating results.
Fair Value of Financial Instruments
The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, short-term investments, accounts payable, and accrued and other current liabilities, approximates fair value due to the short period of time to maturity, receipt, or payment. The carrying amount of the Company’s debt, except for Convertible Notes (as defined below), approximates its fair value as the stated interest rates approximate market rates currently available to the Company.
In August 2020, the Company issued Secured Convertible Promissory Notes (the “Convertible Notes”) that, prior to the Closing, contained embedded features subject to derivative accounting. These embedded features were composed of conversion options that had the economic characteristics of a contingent early redemption feature settled in a variable number of shares of the Company’s stock. These conversion options were bifurcated and accounted for as a derivative liability separately from the host debt instrument. Embedded derivatives were recognized as a derivative liability on the balance sheets. The derivative liability was measured at fair value and subject to remeasurement at each balance sheet date. Upon the consummation of the Merger, the embedded conversion features associated with the Convertible Notes no longer qualify for derivative accounting after the conversion price became fixed. The carrying amount of the embedded derivative, the fair value as of the date of the Closing, was reclassified to stockholders’ equity in accordance with Topic 815, Derivatives and Hedging.
The warrants issued in connection with the Convertible Notes were, prior to the Closing, classified as a liability (“legacy Proterra warrant liability”) because they could become exercisable into common stock upon a Qualified Initial Public Offering (“QIPO”) or into convertible preferred stock after 5 years from issuance date in the event that there is no QIPO during such period. Such warrants were measured at fair value, subject to remeasurement at each balance sheet date. Upon exercise of the warrants to common stock within 5 years from issuance date, the carrying amount of the warrant liability would be reclassified to stockholders’ equity. Upon the consummation of the Merger, the stock issuable upon exercise of the warrants is common stock, with no possibility to convert to Legacy Proterra convertible preferred stock. As a result, the carrying amount of the warrant liability was reclassified to stockholders’ equity.
In connection with ArcLight’s initial public offering in September 2020, 21,425,000 warrants to purchase ArcLight ordinary shares were issued, including 13,875,000 public warrants and 7,550,000 private placement warrants. These warrants were classified as liabilities as they did not meet the requirements for equity classification under Topic 815, Derivatives and Hedging. These warrants were continually measured at fair value, subject to remeasurement at each balance sheet date. Most of the public warrants and private placement warrants were exercised in October 2021, and the Company redeemed the remaining outstanding public warrants at a redemption price of $0.10 per public warrant. See Note 10, Warrants, for further details.
Inventories
Inventories are recorded at the lower of cost and net realizable value using the first-in, first-out method. Inventory costs consist primarily of the cost of materials, manufacturing support costs, including labor and factory overhead associated with such production, and shipping costs. The costs of products delivered to customers that have not yet met revenue recognition criteria are also included in inventories. The Company assesses the valuation of inventory and periodically records a provision to adjust inventory to its estimated net realizable value, including when the Company determines inventory to be obsolete or in excess of anticipated demand. Once inventory has been written-off or written-down, it creates a new cost basis for the inventory that is not subsequently written-up. Accelerating the disposal process or incorrect estimates may cause actual results to differ from the estimates at the time such inventory is disposed or sold.
Deferred Cost of Goods Sold
Deferred cost of goods sold primarily includes incurred costs for charging system installations that have not met revenue recognition criteria.
Property, Plant, and Equipment
Property, plant, and equipment, including leasehold improvements, are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	3 to 5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
If the estimated useful life of an asset is less than the stated number of years in our capitalization policy, the depreciation expense will be recorded over the shorter period.
Upon the retirement or sale of property, plant, and equipment, the cost and associated accumulated depreciation are removed from the balance sheets, and the resulting gain or loss is reflected on the statement of operations. Maintenance and repair expenditures are expensed as incurred while major improvements that increase the functionality, output, or expected life of an asset are capitalized and depreciated ratably over the identified useful life.
Impairment of Long-Lived Assets
The Company evaluates the recoverability of property, plant, and equipment and right-of-use assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value.
In addition to the recoverability assessment, the Company periodically reviews the remaining estimated useful lives of property, plant, and equipment. If the estimated useful life assumption for any asset is reduced, the remaining net book value is depreciated over the revised estimated useful life.
No impairment charge was recognized in the years ended December 31, 2022 and 2021. The Company recorded a $0.1 million impairment charge associated with a facility lease for the year ended December 31, 2020.
Deferred Revenue
Deferred revenue consists of billings or payments received in advance of revenue recognition that are recognized as revenue once the revenue recognition criteria are met. In some instances, progress billings are issued upon meeting certain milestones stated in the contracts. Accordingly, the deferred revenue balance does not represent the total contract value of non-cancelable arrangements. Invoices are typically due within 30 to 40 days.
The changes in deferred revenue consisted of the following (in thousands):

Deferred revenue as of December 31, 2021	$36,406
Revenue recognized from beginning balance during the year ended December 31, 2022	(13,071)
Deferred revenue added during the year ended December 31, 2022	44,063
Deferred revenue as of December 31, 2022	$67,398
The current portion of deferred revenue represents the amount that is expected to be recognized as revenue within one year from the balance sheet date.
Revenue Recognition
The Company derives revenue primarily from the sale of vehicles and charging systems, the installation of charging systems, the sale of battery systems and powertrain components to other vehicle manufacturers, as well as the sale of spare parts and other services provided to customers. Product revenue consists of revenue earned from vehicles and charging systems, battery systems and powertrain components, installation of charging systems, and revenue from leased vehicles, charging systems, and batteries under operating leases. Leasing revenue recognized over time was approximately $1.1 million, $2.1 million and $2.3 million for the years ended December 31, 2022, 2021 and 2020, respectively. Parts and other service revenue includes revenue earned from spare parts, the design and development of battery systems and powertrain systems for other vehicle manufacturers, and extended warranties.
Goods and services that are promised in the Company’s contracts include vehicles, charging systems, battery systems and powertrain components to other vehicle manufacturers, installation of charging systems, spare parts, and extended warranty. The Company assesses the products and services promised in contracts at contract inception, and identifies performance obligations for each promise to transfer to the customer a product or service that is distinct. If a product or service is separately identifiable from other items in the bundled arrangement and a customer can benefit from the product or service on its own or with other resources that are readily available to the customer, then such product or service is considered distinct. Customer contracts typically have multiple performance obligations. Generally, the Company’s goods and services are considered separate performance obligations. Development services and products sold to other vehicle manufacturers are typically sold on a stand-alone basis and are not bundled with other goods or services.
The transaction price of the contract is allocated to each performance obligation in a manner depicting the amount of consideration to which the Company expects to be entitled in exchange for transferring the goods or services to the customer (the “allocation objective”). If the allocation objective is met at contractual prices, no further allocations are made. Otherwise, the Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis.
To determine the standalone selling price of its promised products or services, the Company conducts an analysis to determine whether its products or services have an observable standalone selling price. In determining the observable standalone selling price, the Company requires that a substantial majority of the standalone selling prices for a product or service fall within a reasonably narrow range. If there is no directly observable standalone selling price for a particular product or service, then the Company estimates a standalone selling price by using the estimated cost plus margin or by reviewing external and internal market factors including, but not limited to, pricing practices including historical discounting, major service groups, and the geographies in which we offer products and services.
The Company recognizes revenue when or as it satisfies a performance obligation by transferring control of a product or service to a customer. Revenue from product sales is recognized when control of the underlying performance obligations is transferred to the customer. Revenue from sales of vehicles is typically recognized upon delivery when the Company can objectively demonstrate that the criteria specified in the contractual acceptance provisions are achieved prior to delivery. In cases, where the Company cannot objectively demonstrate that the criteria specified in the contractual acceptance provisions have been achieved prior delivery, revenue is recognized upon acceptance by the customer. Revenue from sales of charging systems is recognized at a point in time, generally upon delivery or commissioning when control of the underlying performance obligations are transferred to the customer. Under certain contract arrangements, the control of the performance obligations related to the charging systems is transferred over time, and the associated revenue is recognized over the installation period using an input measure based on costs incurred to date relative to total estimated costs to completion. Spare parts revenue is recognized upon shipment. Extended warranty revenue is recognized over the life of the extended warranty using the time elapsed method. Development service contracts typically include the delivery of prototype products to customers. The performance obligation associated with the development of prototype products as well as battery systems and powertrain components to other vehicle manufacturers, is satisfied at a point in time, typically upon shipping.
Revenue derived from performance obligations satisfied over time from charging systems and installation was $7.7 million, $5.8 million and $6.0 million in the years ended December 31, 2022, 2021, and 2020, respectively. Extended warranty revenue was $2.1 million, $1.7 million and $1.3 million in the years ended December 31, 2022, 2021, and 2020, respectively.
As of December 31, 2022 and 2021, the contract assets balance was $26.1 million and $1.3 million, respectively, and are recorded in the prepaid expenses and other current assets on the consolidated balance sheets. The contract assets are assessed based on contractual terms and expected to be billed within the next twelve months. The increase was mainly related to two customers, which accounts for 60% and 13% of the balance as of December 31, 2022, respectively.
As of December 31, 2022, the amount of remaining performance obligations that have not been recognized as revenue was $438.7 million, of which 77% was expected to be recognized as revenue over the next 12 months and the remainder thereafter. This amount excludes the value of remaining performance obligations for contracts with an original expected length of one year or less.
The Company has three commercial offerings each addressing a critical component of commercial vehicle electrification.
•Proterra Transit designs, develops, manufactures, and sells electric transit buses as an original equipment manufacturer (“OEM”) for North American public transit agencies, airports, universities, and other commercial transit fleets.
•Proterra Powered & Energy includes Proterra Powered, which designs, develops, manufactures, sells, and integrates proprietary battery systems and electrification solutions into vehicles for global commercial vehicle OEMs, and Proterra Energy, which offers turnkey fleet-scale, high-power charging solutions and software services, ranging from fleet and energy management software-as-a-service, to fleet planning, hardware, infrastructure, installation, utility engagement, and charging optimization.
The revenue of these commercial offerings are as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Proterra Transit	$191,087	$195,558	$156,021
Proterra Powered & Energy	118,277	47,302	40,922
Total	$309,364	$242,860	$196,943
Lease Arrangements
The Company offers customers leasing alternatives outside of the standard sales contracts for vehicles, charging equipment and batteries used in the vehicles. The leasing arrangements are typically bundled together with the sales contracts. The Company assessed the nature of the bundled arrangements under the revenue accounting standard. For arrangements that contain a lease, the Company determined the classification of the lease in accordance with Topic 842, Leases. A lease arrangement that transfers substantially all of the benefits and risks incident to ownership of the products is classified as a sales-type lease based on the criteria established by the accounting standard; otherwise the lease is classified as an operating lease.
For sales-type leases, product revenue is generally recognized upon customer acceptance of the underlying leased assets. The current portion of net investment in sales-type leases is recorded in accounts receivable, and the non-current portion is recorded in other assets on the balance sheets. The discounted unguaranteed residual value of underlying leased assets is not material to the net investment in lease balance.
For operating leases, the leasing revenue is recognized on a straight-line basis over the lease term.
The Company monitors the performance of customers who leased batteries and are subject to ongoing payments. No allowance has been recorded for the receivables under the leasing arrangements.
The Company determines whether an arrangement is or contains a lease at inception. Short-term leases with a term of less than 12 months will not be recognized in the right-of-use assets or lease liabilities. The lease and non-lease components are not separated for all leases regardless of whether the Company is the lessee or a lessor to the lease. See Note 7, Leases, for additional information.
Cost of Goods Sold
Cost of goods sold includes direct material and labor costs, manufacturing overhead including depreciation expense, freight costs, and reserves for estimated warranty expenses. Cost of goods sold also includes charges to write-down the carrying value of inventory when it exceeds its estimated net realizable value and to provide for on-hand inventory that is either obsolete or in excess of forecasted demand. Costs of development services are expensed as incurred. Costs of development services incurred in periods prior to the finalization of a service agreement with a customer are recorded as research and development expense. Once the customer agreement is finalized, these costs are recorded in cost of goods sold.
Sales and Other Taxes
Taxes assessed by various government entities, such as sales, use, and value added taxes, collected at the time of sale are excluded from revenue.
Shipping Costs
Amounts billed to customers related to shipping and handling are classified as revenue, and the related shipping and handling costs are included in cost of goods sold.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expense consists primarily of payroll and benefits of those employees engaged in research, design, and development activities, costs related to prototype parts and design tools, license expenses related to intellectual property, supplies and services, depreciation, and other occupancy costs.
Advertising Expenses
Advertising costs are expensed as incurred. Advertising expenses were $1.2 million, $1.1 million, and $0.6 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Product Warranties
The Company provides a limited warranty to customers on vehicles, charging systems, and battery systems. The limited warranty ranges from one to 12 years depending on the components. Separately, the Company also periodically performs field service actions related to product service campaigns. Pursuant to these warranties and field service actions, the Company will repair, replace, or adjust the parts on the products that are defective in factory-supplied materials or workmanship. The Company records a warranty reserve for the products sold at the point of revenue recognition, which includes the best estimate of the projected costs to repair or replace items under the limited warranty and field service actions. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the relatively short history of sales. Changes to the historical or projected warranty experience may cause material changes to the warranty reserve in the future. The warranty reserve does not include projected warranty costs associated with the vehicles under operating leases, as the costs to repair these warranty claims are expensed as incurred. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued liabilities while the remaining balance is included within other long-term liabilities on the balance sheets.
Warranty expense is recorded as a component of cost of goods sold. Accrued warranty activity consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021	2020
Warranty reserve – beginning of period	$23,274	$18,582	$14,926
Warranty costs incurred	(7,142)	(7,199)	(4,214)
Net changes in liability for pre-existing warranties, including expirations	(5,124)	(1,710)	(3,392)
Provision for warranty	14,505	13,601	11,262
Warranty reserve – end of period	$25,513	$23,274	$18,582
Stock-Based Compensation
The Company uses the fair value method for recording stock-based compensation expense. Stock-based compensation expense for stock options is estimated at the grant date based on each stock option’s fair value as calculated using the Black-Scholes option pricing model. The stock-based compensation expense is recognized on a straight-line basis over the requisite service period for the entire award.
Income Taxes
Income taxes are computed using the asset and liability method, under which deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.
The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Company adjusts these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. The provision for income taxes includes the effects of any reserves that are considered appropriate.
Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense.
Government Incentives
The Company receives incentives from federal and state government agencies in the form of grants. Incentives are recorded in the financial statements in accordance with their purposes, either as a reduction of expense or a reduction of the cost of the capital investment. The benefit of these incentives is recorded when performance is complete and all conditions as specified in the agreement are fulfilled.
California and certain other states provide incentives to accelerate the purchase of cleaner, more efficient buses in the form of point-of-sale discounts to vehicle purchasers. These incentives are included in the customer contract value, and recognized as revenue once all revenue recognition criteria are met.
Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) and activity, net of related taxes, for the year ended December 31, 2022 were as follows (in thousands):

	December 31, 2021	Increase/ Decrease	December 31, 2022
Net unrealized gain (loss) on available-for-sale securities	$(588)	$43	$(545)
Total accumulated other comprehensive income (loss), net of taxes	$(588)	$43	$(545)